12 Months Ended
May. 01, 2015

TRANSAMERICA SERIES TRUST

Transamerica QS Investors Active Asset Allocation – Conservative VP

(formerly, Transamerica Aegon Active Asset Allocation – Conservative VP)

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

(formerly, Transamerica Aegon Active Asset Allocation – Moderate Growth VP)

Transamerica QS Investors Active Asset Allocation – Moderate VP

(formerly, Transamerica Aegon Active Asset Allocation – Moderate VP)

Supplement to the Prospectus and Summary Prospectuses dated May 1, 2015

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The following information will supplement and supersede any contrary information concerning the portfolio contained in the Prospectus and Summary Prospectuses.

Effective August 21, 2015, the fourth paragraph of the "Principal Investment Strategies" section of the Prospectus and Summary Prospectuses and the fourth paragraph of each of the "More on Each Portfolio's Strategies and Investments – Transamerica QS Investors Active Asset Allocation – Conservative VP," "More on Each Portfolio's Strategies and Investments – Transamerica QS Investors Active Asset Allocation – Moderate Growth VP" and "More on Each Portfolio's Strategies and Investments – Transamerica QS Investors Active Asset Allocation – Moderate VP" sections of the Prospectus is replaced by the information below:

As frequently as daily, in response to certain levels of negative equity performance, the Dynamic Risk Management strategy may vary the portfolio's allocation substantially from the target allocation and may increase the portfolio's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) based on a formula that takes into account the current value of the equity portion of the portfolio, the equity portion's underlying volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio's exposure to short-term defensive instruments and increase its exposure to equity ETFs in response to certain levels of positive equity performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

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Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Supplement to the Prospectus and Summary Prospectuses dated May 1, 2015

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The following information will supplement and supersede any contrary information concerning the portfolios contained in the Prospectus and Summary Prospectuses.

Effective August 21, 2015, the fourth and fifth paragraphs of the "Principal Investment Strategies" section of the Prospectus and Summary Prospectuses and the fourth and fifth paragraphs of each of the "More on Each Portfolio's Strategies and Investments – Transamerica Legg Mason Dynamic Allocation – Balanced VP" and "More on Each Portfolio's Strategies and Investments – Transamerica Legg Mason Dynamic Allocation – Growth VP" sections of the Prospectus is replaced by the information below:

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the portfolio's market risk exposure and volatility under certain market conditions. As frequently as daily, the Dynamic Risk Management strategy may increase the portfolio's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative equity performance. At other times the Dynamic Risk Management strategy may decrease the portfolio's exposure to short-term defensive instruments and increase its exposure to equity ETFs in order to return to the portfolio's Target Allocation in response to certain levels of positive equity performance. The maximum daily allocation to short-term defensive instruments will be 95% of the portfolio's net assets.

In response to certain levels of negative equity performance, the sub-adviser may deviate from the standard Target Allocation by increasing the portfolio's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the current value of the equity portion of the portfolio, the equity portion's underlying volatility and the implied volatility in the market. In order to implement the strategy in down markets, the sub-adviser will sell shares of ETFs and other liquid securities. In response to certain levels of positive equity performance, the portfolio may purchase more equity ETFs (when the portfolio is not managed strictly according to the standard Target Allocation). The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

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Investors Should Retain this Supplement for Future Reference

August 21, 2015